OPERATING SEGMENTS - Geographic information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING SEGMENTS
Interest and valuation	$ 16,688,650	$ 17,380,684	$ 16,116,500
Long-lived assets	16,323,529	14,726,048	12,332,027
Operating Segments
OPERATING SEGMENTS
Interest and valuation	16,687,505	17,551,479	16,203,225
Operating Segments | Reportable Operating Segments
OPERATING SEGMENTS
Interest and valuation	16,946,394	17,881,929	16,451,929
Long-lived assets	9,786,526	8,552,554	5,798,411
Operating Segments | Reportable Operating Segments | Colombia
OPERATING SEGMENTS
Interest and valuation	12,152,560	13,129,674	12,379,140
Long-lived assets	8,381,397	7,095,848	4,788,744
Operating Segments | Reportable Operating Segments | Panama
OPERATING SEGMENTS
Interest and valuation	2,400,442	2,592,875	2,166,482
Long-lived assets	737,039	792,841	378,021
Operating Segments | Reportable Operating Segments | Puerto rico
OPERATING SEGMENTS
Interest and valuation	64,104	83,303	77,917
Long-lived assets	1,413	1,586	321
Operating Segments | Reportable Operating Segments | Peru
OPERATING SEGMENTS
Interest and valuation			253
Long-lived assets			165,076
Operating Segments | Reportable Operating Segments | El Salvador
OPERATING SEGMENTS
Interest and valuation	1,227,645	1,097,976	932,444
Long-lived assets	370,983	373,378	296,040
Operating Segments | Reportable Operating Segments | Costa Rica
OPERATING SEGMENTS
Long-lived assets	72	107	131
Operating Segments | Reportable Operating Segments | Guatemala
OPERATING SEGMENTS
Interest and valuation	1,101,643	978,101	895,693
Long-lived assets	295,622	288,794	170,078
Eliminations and translation adjustment
OPERATING SEGMENTS
Interest and valuation	(257,744)	(501,245)	(335,429)
Long-lived assets	$ 6,537,003	$ 6,173,494	$ 6,533,616